Financial Assets and Financial Liabilities - Summary of Fair Value Measurement (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [abstract]
Carrying amount		₩ 778,851,880	₩ 738,535,502
Fair value		779,994,875	739,156,619
Financial Assets Measured At Fair Value		197,960,071	185,076,772
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		582,034,804	554,079,847
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		673,198,828	636,034,774
Fair value		673,513,519	636,720,016
Financial Liabilities Measured At Fair Value		19,554,879	22,503,725
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		653,958,640	614,216,291
Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		81,469,144	69,434,128
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		6,171,760	7,099,921
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		4,073,706	3,371,295
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		0	0
Level 2
Disclosure of fair value measurement of assets [abstract]
Fair value		92,584,735	93,764,059
Financial Assets Measured At Fair Value		92,584,735	93,764,059
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		61,318,258	56,637,348
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		30,808,285	31,906,088
Disclosure of fair value measurement of liabilities [abstract]
Fair value		8,974,397	12,361,876
Financial Liabilities Measured At Fair Value		8,974,397	12,361,876
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		263,173,311	246,464,993
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		73,444,820	71,882,034
Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		23,906,192	21,878,585
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		514,544,786	490,342,578
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		495,449,719	475,912,191
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		6,506,776	6,770,554
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		390,785,329	367,751,298
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		350,316,072	334,156,415
Financial liabilities at fair value through profit or loss
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		3,339,572	2,717,732
Fair value		3,339,572	2,717,732
Financial Liabilities Measured At Fair Value		3,339,572	2,717,732
Financial liabilities at fair value through profit or loss | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		3,339,572	2,717,732
Financial liabilities at fair value through profit or loss | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		0	0
Financial liabilities at fair value through profit or loss | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		0	0
Financial liabilities designated at fair value through profit or loss
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		7,981,018	8,002,499
Fair value		7,981,018	8,002,499
Financial Liabilities Measured At Fair Value		7,981,018	8,002,499
Financial liabilities designated at fair value through profit or loss | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		507,900	300,489
Financial liabilities designated at fair value through profit or loss | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Fair value		1,391,155	1,529,492
Financial Liabilities Measured At Fair Value		₩ 1,391,155	₩ 1,529,492
Valuation techniques		DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, and others	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, and others
Inputs		Price of underlying asset, Interest rate, Dividend yield, Volatility, Discount rate	Price of underlying asset, Interest rate, Dividend yield, Volatility, Discount rate
Financial liabilities designated at fair value through profit or loss | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		₩ 6,081,963	₩ 6,172,518
Derivatives held for trading
Disclosure of fair value measurement of assets [abstract]
Description of valuation processes used in fair value measurement, assets		Fair value of exchange traded derivatives is determined using quoted price in an active market, and fair value of OTC derivatives is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair value of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including Finite Difference Method (“FDM”), MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Closed Form, and Tree Model or valuation results from independent external professional valuation institutions.
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		₩ 7,687,305	11,409,695
Fair value		7,687,305	11,409,695
Financial Liabilities Measured At Fair Value		₩ 7,687,305	11,409,695
Description of valuation processes used in fair value measurement, liabilities		Fair value of exchange traded derivatives is determined using quoted price in an active market, and fair value of OTC derivatives is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair value of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including Finite Difference Method (“FDM”), MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Closed Form, and Tree Model or valuation results from independent external professional valuation institutions.
Derivatives held for trading | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		₩ 226,234	353,074
Derivatives held for trading | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Fair value		7,036,258	10,458,585
Financial Liabilities Measured At Fair Value		₩ 7,036,258	₩ 10,458,585
Valuation techniques		DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, and others	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, and others
Inputs		Price of underlying asset, Interest rate, Foreign exchange rate, Credit spread, Discount rate, Volatility, and others	Interest rate, Price of underlying asset, Foreign exchange rate, Credit spread, Discount rate, Volatility, and others
Derivatives held for trading | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		₩ 424,813	₩ 598,036
Derivatives held for hedging
Disclosure of fair value measurement of assets [abstract]
Description of valuation processes used in fair value measurement, assets		Fair value of exchange traded derivatives is determined using quoted price in an active market, and fair value of OTC derivatives is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair value of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including Finite Difference Method (“FDM”), MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Closed Form, and Tree Model or valuation results from independent external professional valuation institutions.
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		₩ 546,984	373,799
Fair value		546,984	373,799
Financial Liabilities Measured At Fair Value		₩ 546,984	373,799
Description of valuation processes used in fair value measurement, liabilities		Fair value of exchange traded derivatives is determined using quoted price in an active market, and fair value of OTC derivatives is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair value of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including Finite Difference Method (“FDM”), MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Closed Form, and Tree Model or valuation results from independent external professional valuation institutions.
Derivatives held for hedging | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		₩ 0	0
Derivatives held for hedging | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Fair value		546,984	373,799
Financial Liabilities Measured At Fair Value		₩ 546,984	₩ 373,799
Valuation techniques		DCF Model, Closed Form, FDM	DCF Model, Closed Form, FDM
Inputs		Projected cash flow, Discount rate, Volatility, Foreign exchange rate, Risk free interest rate, and others	Projected cash flow, Discount rate, Forward foreign exchange rate, Volatility, Foreign exchange rate, Risk free interest rate, and others
Derivatives held for hedging | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		₩ 0	₩ 0
Deposits
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		462,397,026	435,687,897
Fair value		462,628,538	435,991,820
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 462,628,538	435,991,820
Description of valuation processes used in fair value measurement, liabilities		Carrying amount of demand deposits is a reasonable approximation of fair value because they do not have a fixed maturity and are payable on demand. Fair value of time deposits is determined using DCF Model discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at an appropriate discount rate.
Deposits | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 0	0
Deposits | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		189,727,760	174,567,804
Deposits | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		272,900,778	261,424,016
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 272,900,778	₩ 261,424,016
Valuation techniques		DCF Model	DCF Model
Inputs		Other spread, Prepayment rate, Interest rate, Discount Rate	Other spread, Prepayment rate, Interest rate, Discount rate
Borrowings
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		₩ 70,728,396	₩ 68,077,012
Fair value		70,659,088	68,046,196
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[1]	₩ 70,659,088	68,046,196
Description of valuation processes used in fair value measurement, liabilities		Carrying amount of overdrafts in foreign currency is a reasonable approximation of fair value because they do not have a fixed maturity and are payable on demand. Fair value of other borrowings is determined using DCF Model.
Borrowings | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[1]	₩ 0	0
Borrowings | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[1]	3,063,522	4,441,612
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 3,062,791	₩ 4,426,457
Valuation techniques		DCF Model	DCF Model
Inputs		Discount rate	Discount rate
Borrowings | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[1]	₩ 67,595,566	₩ 63,604,584
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 67,595,566	₩ 63,604,584
Valuation techniques		DCF Model	DCF Model
Inputs		Other spread, Contractual cash flows, Discount rate, Interest rate	Other spread, Contractual cash flows, Discount rate
Debentures
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		₩ 80,049,270	₩ 76,171,257
Fair value		80,201,757	76,583,392
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 80,201,757	76,583,392
Description of valuation processes used in fair value measurement, liabilities		Fair value is determined using valuation results of external professional valuation institutions, which are calculated using market inputs.
Debentures | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 0	0
Debentures | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		70,382,029	67,455,577
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 70,382,029	₩ 67,455,577
Valuation techniques		DCF Model	DCF Model
Inputs		Discount rate	Discount rate
Debentures | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 9,819,728	₩ 9,127,815
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 9,819,728	₩ 9,127,815
Valuation techniques		DCF Model	DCF Model
Inputs		Contractual cash flows, Discount rate, and others	Contractual cash flows, Discount rate, and others
Other financial liabilities
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		₩ 40,469,257	₩ 33,594,883
Fair value		40,469,257	33,594,883
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 40,469,257	33,594,883
Description of valuation processes used in fair value measurement, liabilities		Carrying amount is a reasonable approximation of fair value because other financial assets and other financial liabilities are temporary accounts used for other various transactions and their maturities are relatively short or not defined.
Other financial liabilities | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 0	0
Other financial liabilities | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		0	0
Other financial liabilities | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		40,469,257	33,594,883
Due from financial institutions
Disclosure of fair value measurement of assets [abstract]
Carrying amount		64,438	59,838
Fair value		64,438	59,838
Financial Assets Measured At Fair Value		64,438	59,838
Due from financial institutions | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		0	0
Due from financial institutions | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		0	0
Due from financial institutions | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		64,438	59,838
Debt securities
Disclosure of fair value measurement of assets [abstract]
Carrying amount		80,553,348	73,768,636
Fair value		80,553,348	73,768,636
Financial Assets Measured At Fair Value		80,553,348	73,768,636
Debt securities | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		26,010,266	22,775,948
Debt securities | Level 2
Disclosure of fair value measurement of assets [abstract]
Fair value		35,590,894	33,630,189
Financial Assets Measured At Fair Value		₩ 35,590,894	₩ 33,630,189
Valuation techniques		DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Net Asset Value Method, Binomial Model, and others	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Net Asset Value Method, Binomial Model, and others
Inputs		Projected cash flow, Fair value of underlying asset, Dividend yield, Price of underlying asset, Interest rate, Discount rate, Volatility, Correlation coefficient, and others	Projected cash flow, Fair value of underlying asset, Dividend yield, Price of underlying asset, Interest rate, Discount rate, Volatility, Correlation coefficient, and others
Debt securities | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 18,952,188	₩ 17,362,499
Cash and due from financial institutions
Disclosure of fair value measurement of assets [abstract]
Carrying amount		34,776,877	29,869,111
Fair value		34,775,543	29,869,335
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 34,775,543	29,869,335
Description of valuation processes used in fair value measurement, assets		Fair value of cash is same as carrying amount. Carrying amount of demand deposit and settlement deposit is a reasonable approximation of fair value because these financial instruments do not have a fixed maturity and are receivable on demand. Fair value of general deposit is measured using Discounted Cash Flow (“DCF”) Model.
Cash and due from financial institutions | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 2,443,177	2,353,334
Cash and due from financial institutions | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		30,509,973	24,731,260
Cash and due from financial institutions | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		1,822,393	2,784,741
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 1,822,393	₩ 2,784,741
Valuation techniques		DCF Model	DCF Model
Inputs		Credit spread, Other spread, Interest rate, Discount rate	Credit spread, Other spread, Interest rate, Discount rate
Equity securities
Disclosure of fair value measurement of assets [abstract]
Carrying amount		₩ 7,601,453	₩ 4,275,337
Fair value		7,601,453	4,275,337
Financial Assets Measured At Fair Value		7,601,453	4,275,337
Equity securities | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		5,742,965	2,620,426
Equity securities | Level 2
Disclosure of fair value measurement of assets [abstract]
Fair value		221,261	137,928
Financial Assets Measured At Fair Value		₩ 221,261	₩ 137,928
Valuation techniques		DCF Model	DCF Model
Inputs		Interest rate, Discount rate, and others	Interest rate, Discount rate, and others
Equity securities | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 1,637,227	₩ 1,516,983
Loans
Disclosure of fair value measurement of assets [abstract]
Carrying amount		1,231,012	1,187,763
Fair value		1,231,012	1,187,763
Financial Assets Measured At Fair Value		1,231,012	1,187,763
Loans | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		0	0
Loans | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		0	0
Loans | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		1,231,012	1,187,763
Derivatives held for trading
Disclosure of fair value measurement of assets [abstract]
Carrying amount		7,748,371	10,954,870
Fair value		7,748,371	10,954,870
Financial Assets Measured At Fair Value		7,748,371	10,954,870
Derivatives held for trading | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		174,420	20,637
Derivatives held for trading | Level 2
Disclosure of fair value measurement of assets [abstract]
Fair value		7,360,773	10,682,718
Financial Assets Measured At Fair Value		₩ 7,360,773	₩ 10,682,718
Valuation techniques		DCF Model, Closed Form, FDM, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Option Model, and others	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Option Model, and others
Inputs		Price of underlying asset, Underlying asset index, Interest rate, Volatility, Foreign exchange rate, Discount rate, and others	Price of underlying asset, Underlying asset index, Interest rate, Volatility, Foreign exchange rate, Discount rate, and others
Derivatives held for trading | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 213,178	₩ 251,515
Derivatives held for hedging
Disclosure of fair value measurement of assets [abstract]
Carrying amount		429,685	775,897
Fair value		429,685	775,897
Financial Assets Measured At Fair Value		429,685	775,897
Derivatives held for hedging | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		0	0
Derivatives held for hedging | Level 2
Disclosure of fair value measurement of assets [abstract]
Fair value		429,685	775,897
Financial Assets Measured At Fair Value		₩ 429,685	₩ 775,897
Valuation techniques		DCF Model, Closed Form, FDM	DCF Model, Closed Form, FDM
Inputs		Projected cash flow, Discount rate, Volatility, Foreign exchange rate, Risk free interest rate, and others	Projected cash flow, Discount rate, Forward foreign exchange rate, Volatility, Foreign exchange rate, CRS interest rate, and others
Derivatives held for hedging | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 0	₩ 0
Others
Disclosure of fair value measurement of assets [abstract]
Carrying amount		412,279	158,519
Fair value		412,279	158,519
Financial Assets Measured At Fair Value		412,279	158,519
Others | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		412,279	158,519
Others | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		0	0
Others | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		0	0
Loans measured at amortized cost
Disclosure of fair value measurement of assets [abstract]
Carrying amount		491,978,044	472,071,840
Fair value		493,706,126	473,234,273
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 493,706,126	473,234,273
Description of valuation processes used in fair value measurement, assets		Fair value of loans is determined using DCF Model discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at an appropriate discount rate.
Loans measured at amortized cost | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 0	0
Loans measured at amortized cost | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		78,800	106,823
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 78,800	₩ 106,823
Valuation techniques		DCF Model	DCF Model
Inputs		Discount rate	Discount rate
Loans measured at amortized cost | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 493,627,326	₩ 473,127,450
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 493,627,326	₩ 473,127,450
Valuation techniques		DCF Model	DCF Model
Inputs		Credit spread, Other spread, Prepayment rate, Interest rate, Discount rate, and others	Credit spread, Other spread, Prepayment rate, Interest rate, Discount rate, and others
Securities measured at amortized cost
Disclosure of fair value measurement of assets [abstract]
Carrying amount		₩ 35,067,192	₩ 37,113,552
Fair value		34,483,439	36,572,012
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 34,483,439	36,572,012
Description of valuation processes used in fair value measurement, assets		Fair value of securities and others that are traded in an active market is determined using the quoted prices. If there is no quoted price, fair value is determined using external professional valuation institutions. The institutions use one or more valuation techniques that are deemed appropriate considering the characteristics of the financial instruments among DCF Model, Free Cash Flow to Equity Model, Comparable Company Analysis, Dividend Discount Model, Risk Adjusted Discount Rate Method, and Net Asset Value Method.
Securities measured at amortized cost | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 3,728,583	4,746,587
Securities measured at amortized cost | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		30,729,485	31,799,265
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 30,729,485	₩ 31,799,265
Valuation techniques		DCF Model, MonteCarlo Simulation	DCF Model, MonteCarlo Simulation
Inputs		Discount rate, Interest rate	Discount rate, Interest rate
Securities measured at amortized cost | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 25,371	₩ 26,160
Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [abstract]
Carrying amount		99,919,485	93,895,912
Fair value		99,919,485	93,895,912
Financial Assets Measured At Fair Value		99,919,485	93,895,912
Financial assets at fair value through other comprehensive income | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		49,129,214	43,858,598
Financial assets at fair value through other comprehensive income | Level 2
Disclosure of fair value measurement of assets [abstract]
Fair value		48,982,122	48,537,327
Financial Assets Measured At Fair Value		48,982,122	48,537,327
Financial assets at fair value through other comprehensive income | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		1,808,149	1,499,987
Debt securities
Disclosure of fair value measurement of assets [abstract]
Carrying amount		93,312,419	88,735,996
Fair value		93,312,419	88,735,996
Financial Assets Measured At Fair Value		93,312,419	88,735,996
Debt securities | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		48,548,227	43,319,466
Debt securities | Level 2
Disclosure of fair value measurement of assets [abstract]
Fair value		44,764,192	45,416,530
Financial Assets Measured At Fair Value		₩ 44,764,192	₩ 45,416,530
Valuation techniques		DCF Model, Option Model, Hull-white Model	DCF Model, Option Model
Inputs		Underlying asset index, Interest rate, Discount rate, and others	Underlying asset index, Interest rate, Discount rate, and others
Debt securities | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 0	₩ 0
Other financial assets
Disclosure of fair value measurement of assets [abstract]
Carrying amount		19,069,696	14,404,227
Fair value		19,069,696	14,404,227
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 19,069,696	14,404,227
Description of valuation processes used in fair value measurement, assets		Carrying amount is a reasonable approximation of fair value because other financial assets and other financial liabilities are temporary accounts used for other various transactions and their maturities are relatively short or not defined.
Other financial assets | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 0	0
Other financial assets | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		0	0
Other financial assets | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		19,069,696	14,404,227
Loans
Disclosure of fair value measurement of assets [abstract]
Carrying amount		1,995,083	1,446,628
Fair value		1,995,083	1,446,628
Financial Assets Measured At Fair Value		1,995,083	1,446,628
Loans | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		0	0
Loans | Level 2
Disclosure of fair value measurement of assets [abstract]
Fair value		1,995,083	1,446,628
Financial Assets Measured At Fair Value		₩ 1,995,083	₩ 1,446,628
Valuation techniques		DCF Model	DCF Model
Inputs		Discount rate	Discount rate
Loans | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 0	₩ 0
Equity securities
Disclosure of fair value measurement of assets [abstract]
Carrying amount		4,611,983	3,713,288
Fair value		4,611,983	3,713,288
Financial Assets Measured At Fair Value		4,611,983	3,713,288
Equity securities | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		580,987	539,132
Equity securities | Level 2
Disclosure of fair value measurement of assets [abstract]
Fair value		2,222,847	1,674,169
Financial Assets Measured At Fair Value		₩ 2,222,847	₩ 1,674,169
Valuation techniques		DCF Model	DCF Model
Inputs		Interest rate, Discount rate, and others	Interest rate, Discount rate
Equity securities | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 1,808,149	₩ 1,499,987
Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [abstract]
Carrying amount		89,862,530	79,450,093
Fair value		89,862,530	79,450,093
Financial Assets Measured At Fair Value		89,862,530	79,450,093
Financial assets at fair value through profit or loss | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		32,165,510	25,554,893
Financial assets at fair value through profit or loss | Level 2
Disclosure of fair value measurement of assets [abstract]
Fair value		35,812,155	33,768,117
Financial Assets Measured At Fair Value		35,812,155	33,768,117
Financial assets at fair value through profit or loss | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 21,884,865	₩ 20,127,083

[1]	Borrowings of ￦ 38,191 million and ￦ 15,155 million included in Level 2 are the carrying amounts which are reasonable approximations of fair value as of December 31, 2023 and 2024, respectively.